Loans - Summary of individually impaired loans (Details)	12 Months Ended
Jun. 30, 2023 USD ($)
Recorded Investment
Recorded Investment - With no related allowance	$ 117,103
Unpaid Principal Balance
Unpaid Principal Balance - With no related allowance	117,103
Average Recorded Investment
Average Recorded Investment - With no related allowance	123,307
Interest Income Recognized
Interest Income Recognized - With no related allowance	6,967
Residential | One-to-four-family residential
Recorded Investment
Recorded Investment - With no related allowance	117,103
Unpaid Principal Balance
Unpaid Principal Balance - With no related allowance	117,103
Average Recorded Investment
Average Recorded Investment - With no related allowance	123,307
Interest Income Recognized
Interest Income Recognized - With no related allowance	$ 6,967